Share-Based Compensation	12 Months Ended
May. 31, 2015
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Share-Based Compensation
15.	SHARE-BASED COMPENSATION

On January 20, 2006, the Company adopted 2006 Share Incentive Plan, under which the Company may grant share options to purchase up to 8,000,000 common shares of the Group, to its employees, directors and consultants. The number of common shares available for grant under the 2006 Share Incentive Plan may be increased annually by (i) an additional 5,000,000 shares on January 1, 2007, (ii) an additional 5,000,000 shares on January 1, 2008, and (iii) an annual increase in common shares to be added on the first business day of each calendar year beginning in 2009 equal to the lesser of (x) 3,000,000 shares, (y) two percent (2%) of total common shares outstanding as of such date, or (z) a lesser number of shares as determined by the Group’s management. In the event the aggregate number of shares that may be issued in any given year under all share compensation plans has reached the maximum number of shares allowed in that year, the Company may grant additional awards up to 2,000,000 shares, or extra shares. The number of shares granted in excess of the annual maximum in any given year will result in the reduction of the maximum shares available for grant in the next year.

As of May 31, 2015, the Company has transferred 16,000,000 common shares to its depositary bank to be issued to employees and non-employees upon the exercise of their vested share options or upon the vesting of non-vested equity shares (“NES”). During the years ended May 31, 2013, 2014 and 2015, the Company has repurchased 1,683,400, 762,100 and 2,800,849 common shares, respectively, from the open market and the shares are reserved for the employees and non-employees to exercise of their vested share options and NES in future. As of May 31, 2015, 1,892,624 treasury shares remain for future issuance upon the exercise of share options and vesting of NES.

The Company recorded total share-based compensation of US$27,242, US$20,079 and US$15,689 during the years ended May 31, 2013, 2014 and 2015, respectively.

Share options

The following table summarizes information regarding the share options granted:

Share options	Shares granted	Grant-date fair value	Exercise price
		US$	US$
Grant date:
February 28, 2006	7,099,500	1.00	2.02
July 21, 2006	1,620,000	1.15	2.38
September 7, 2006	100,000	2.38	3.75
March 5, 2007	3,946,500	4.09	8.75
January 17, 2012	3,060,000	10.33	12.19

Total	15,826,000

The exercise price of share options is at least 100% of the fair value of the common shares on the date of the grant. The term of a share option is up to ten years from the date of grant. The share options generally vest over three years at six-month vesting increments per year.

As of May 31, 2015, 11,285,510 common shares out of the 16,000,000 common shares had been issued to employees and non-employees upon the exercise of their share options, and 1,968,241 shares out of the 5,246,349 treasury shares had been reissued to employees and non-employees upon exercise of their share options.

A summary of share options activity under 2006 Share Incentive Plan for years ended May 31, 2012, 2013, 2014 and 2015 was as follows:

	Weighted Number of options	Weighted average exercise prices	remaining contractual life	Aggregated intrinsic value
		US$	years	US$
Options outstanding at May 31, 2012	5,136,297	15.34	7.43	57,371

Granted	—	—
Exercised	(734,048)	7.81
Forfeited	(765,000)	12.91

Options outstanding at May 31, 2013	3,637,249	9.27	6.39	47,503

Granted	—	—
Exercised	(2,113,094)	8.37
Forfeited	(252,000)	12.19

Options outstanding at May 31, 2014	1,272,155	10.18	6.20	19,898

Granted	—	—
Exercised	(953,514)	11.81
Forfeited	—	—

Options outstanding at May 31, 2015	318,641	5.3	1.92	5,903

Options vested and expect to vest at May 31, 2015	318,641	5.3	1.92	5,903

Options exercisable at May 31, 2015	318,641	5.3	1.92	5,903

The total intrinsic value of share options exercised during the years ended May 31, 2013, 2014 and 2015 were US$7,486, US$34,578 and US$5,249, respectively. No new share options was granted during the year ended May 31, 2013, 2014 and 2015, respectively. As of May 31, 2015, no unrecognized compensation expense was related to share options.

NES

The following table summarizes information regarding NES:

NES	Grant-date Shares granted	fair value and intrinsic value
		US$
Grant date:
January 24, 2008	2,720,000	12.75
March 11, 2008	152,000	14.00
July 1, 2008	278,500	13.75
Oct 28, 2008	3,200	12.65
May 15, 2009	205,548	12.75
June 15, 2009	316,200	15.13
May 26, 2010	556,848	21.75
June 10, 2011	811,020	25.11
July 23, 2012	1,956,935	12.19
May 27, 2013	208,590	20.33
July 19, 2013	19,830	22.80
July 23, 2014	209,650	21.01
September 29, 2014	24,020	22.32
February 5, 2015	600,000	18.52

Total	8,062,341

In May 2010, the Company granted 556,848 NES to employees which will vest between June 2010 to June 2015.

In June 2011, the Company granted 811,020 NES to employees which will vest between November 2011 to May 2014.

In July 2012, the Company granted 1,956,935 NES to employees which will vest between May 2013 to May 2015.

In May 2013, the Company granted 208,590 NES to employees which will vest on 31 May 2014.

In July 2013, the Company granted 19,830 NES to employees which will vest on 31 May 2014.

In July 2014, the Company granted 209,650 NES to employees which will vest on 31 May 2015.

In September 2014, the Company granted 24,020 NES to employees which will vest on 31 May 2015.

In February 2015, the Company granted 600,000 NES to employees which will vest 240,000, 180,000 and 180,000 on 31 December 2015, 2016 and 2017, respectively.

As of May 31, 2015, 4,714,490 common shares out of the 16,000,000 common shares had been issued to employees and non-employees upon the vesting of their NES, and 1,385,484 shares out of the 5,246,349 treasury shares had been reissued to employees and non-employees upon the vesting of their NES.

A summary of NES activities under 2006 Share Incentive Plan for the years ended May 31, 2012, 2013, 2014 and 2015 was as follows:

	Number of NES	Weighted- average grant date fair value and intrinsic value
		US$
NES outstanding at May 31, 2012	521,000	20.47
Granted	2,165,525	12.97
Vested	(1,054,962)	15.84
Forfeited	(120,593)	14.40

NES outstanding at May 31, 2013	1,510,970	13.45
Granted	19,830	22.80
Vested	(810,052)	14.30
Forfeited	(100,818)	14.97

NES outstanding at May 31, 2014	619,930	12.39

Granted	833,670	19.26
Vested	(575,432)	15.44
Forfeited	(271,768)	13.23

NES outstanding at May 31, 2015	606,400	18.55

NES vested and expect to vest at May 31, 2015	606,400	18.55

The total fair value of shares vested during the year ended May 31, 2015 was US$8,887. The weighted average grant date fair value of NES granted during the years ended May 31, 2013, 2014 and 2015 was US$12.97, US$22.80 and US$19.26 respectively. As of May 31, 2015, total unrecognized compensation expense for NES of US$8,650 is expected to be recognized over a weighted average period of 1.60 years.